Share option scheme and restricted stock units - Outstanding share options (Details)	Jan. 31, 2019 GBP (£) shares	Jan. 31, 2018 GBP (£) shares	Jan. 31, 2017 GBP (£) shares
Share Options
Number of shares (in shares)	9,168,396	8,577,236	7,383,401
RSU's
Exercise price (in Pounds per share) | £	£ 0.01	£ 0.01	£ 0.00
Number of shares (in shares)	814,256	275,877	0
Approved EMI scheme
Share Options
Number of shares (in shares)	408,956
Unapproved scheme
Share Options
Number of shares (in shares)	8,759,440
April 7, 2011 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.65
Number of shares (in shares)	5,873
May 10, 2012 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.60
Number of shares (in shares)	150,046
December 24, 2012 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.85
Number of shares (in shares)	21,500
December 18, 2013 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.20
Number of shares (in shares)	76,364
January 31, 2013 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.20
Number of shares (in shares)	72,973
July 15, 2014 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.26
Number of shares (in shares)	100,000
January 21, 2015 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.23
Number of shares (in shares)	75,000
June 23, 2016 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.05
Number of shares (in shares)	58,564
June 27, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.80
Number of shares (in shares)	5,989
July 18, 2017 | Unapproved scheme
RSU's
Exercise price (in Pounds per share) | £	£ 0.01
Number of shares (in shares)	121,950
October 24, 2017 | Unapproved scheme
RSU's
Exercise price (in Pounds per share) | £	£ 0.01
Number of shares (in shares)	692,306
April 20, 2018 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 2.05
Number of shares (in shares)	9,514
Tranche one | July 15, 2014 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.26
Number of shares (in shares)	175,000
Tranche one | June 23, 2016 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.01
Number of shares (in shares)	110,576
Tranche one | July 18, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.83
Number of shares (in shares)	11,825
Tranche one | October 24, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.80
Number of shares (in shares)	12,264
Tranche one | April 20, 2018 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 2.05
Number of shares (in shares)	9,514
Tranche one | October 19, 2018 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.30
Number of shares (in shares)	4,324,198
Tranche two | July 15, 2014 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.80
Number of shares (in shares)	100,000
Tranche two | October 19, 2018 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.30
Number of shares (in shares)	3,814,970
Tranche three | June 23, 2016 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.05
Number of shares (in shares)	43,740